Annual Total Returns [BarChart] - LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	3.69%
2012	9.78%
2013	9.75%
2014	5.70%
2015	(2.00%)
2016	5.02%
2017	10.50%
2018	(4.45%)
2019	15.01%
2020	7.07%